VARIABLE INTEREST ENTITIES - Additional Information (Details)	6 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Variable Interest Entity [Line Items]
Revenue	$ 6,374,269	¥ 45,256,672		¥ 45,559,591
Operating expenses	4,916,663	34,907,808		28,202,033
Net loss	3,176,668	22,554,022		29,876,418
VIE
Variable Interest Entity [Line Items]
Revenue	6,374,269	45,256,672	$ 6,604,466	45,559,591
Operating expenses	3,048,779	21,646,029	1,687,940	11,643,918
Net loss	$ (970,498)	¥ (6,890,440)	$ (431,189)	¥ (2,974,474)